LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2019
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2019	2018	2017

Wages, salaries and social security costs	759,678	884,536	849,354
Termination benefits	28,269	26,601	25,783
Post-employment benefits (Note 21 (i))	39,086	29,862	28,213

Labor costs	827,033	940,999	903,350

As of December 31, 2019, 2018 and 2017, the quantity of employees was 19,863, 20,660 and 21,335, respectively.